Annual Total Returns - Class A	Mar. 31, 2023
Prospectus #1 | Delaware Ivy Asset Strategy Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2013	24.32%
2014	(5.02%)
2015	(8.41%)
2016	(5.42%)
2017	18.37%
2018	(5.49%)
2019	21.69%
2020	13.46%
2021	13.80%
2022	(13.46%)
Prospectus #1 | Delaware Ivy Balanced Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2013	23.26%
2014	7.28%
2015	(0.41%)
2016	1.95%
2017	11.38%
2018	(3.31%)
2019	22.08%
2020	14.35%
2021	16.28%
2022	(16.11%)
Prospectus #1 | Delaware Ivy Core Equity Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2013	32.29%
2014	9.11%
2015	(0.74%)
2016	3.50%
2017	20.38%
2018	(4.54%)
2019	31.04%
2020	21.78%
2021	28.91%
2022	(17.36%)
Prospectus #1 | Delaware Ivy Systematic Emerging Markets Equity Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2013	9.40%
2014	(0.06%)
2015	(12.01%)
2016	9.88%
2017	42.46%
2018	(19.83%)
2019	23.21%
2020	35.00%
2021	(4.67%)
2022	(27.31%)
Prospectus #1 | Delaware Climate Solutions Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2013	26.97%
2014	(10.65%)
2015	(23.12%)
2016	34.30%
2017	(13.10%)
2018	(34.57%)
2019	4.32%
2020	(38.71%)
2021	43.23%
2022	41.37%
Prospectus #1 | Delaware Global Value Equity Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2013	21.49%
2014	2.95%
2015	(0.26%)
2016	4.61%
2017	18.65%
2018	(10.20%)
2019	23.12%
2020	3.58%
2021	16.78%
2022	(11.42%)
Prospectus #1 | Delaware Ivy Global Growth Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2013	18.77%
2014	0.63%
2015	3.04%
2016	(3.39%)
2017	24.37%
2018	(6.22%)
2019	25.62%
2020	20.54%
2021	17.45%
2022	(17.40%)
Prospectus #1 | Delaware Ivy International Core Equity Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2013	24.54%
2014	0.98%
2015	(1.01%)
2016	1.35%
2017	22.75%
2018	(17.95%)
2019	18.46%
2020	7.08%
2021	13.98%
2022	(15.35%)
Prospectus #1 | Delaware Ivy Large Cap Growth Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2013	35.57%
2014	11.32%
2015	6.76%
2016	1.17%
2017	29.04%
2018	2.06%
2019	36.44%
2020	30.76%
2021	30.17%
2022	(27.00%)
Prospectus #1 | Delaware Ivy Mid Cap Growth Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2013	29.68%
2014	7.86%
2015	(6.08%)
2016	6.03%
2017	27.00%
2018	(0.10%)
2019	37.96%
2020	48.43%
2021	16.52%
2022	(30.67%)
Prospectus #1 | Delaware Ivy Mid Cap Income Opportunities Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2015	(3.54%)
2016	22.38%
2017	11.96%
2018	(4.54%)
2019	26.32%
2020	7.81%
2021	25.28%
2022	14.94%
Prospectus #1 | Delaware Ivy Science and Technology Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2013	52.02%
2014	4.31%
2015	(3.15%)
2016	1.65%
2017	32.82%
2018	(5.11%)
2019	50.23%
2020	36.07%
2021	15.41%
2022	(32.38%)
Prospectus #1 | Delaware Ivy Smid Cap Core Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2013	32.79%
2014	6.83%
2015	(6.06%)
2016	28.49%
2017	13.30%
2018	(10.68%)
2019	24.16%
2020	7.06%
2021	20.85%
2022	(14.97%)
Prospectus #1 | Delaware Ivy Small Cap Growth Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2013	40.79%
2014	3.21%
2015	(2.20%)
2016	13.42%
2017	23.70%
2018	(4.12%)
2019	23.75%
2020	38.49%
2021	4.01%
2022	(27.68%)
Prospectus #1 | Delaware Ivy Value Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2013	34.42%
2014	10.57%
2015	(4.15%)
2016	10.78%
2017	12.17%
2018	(7.33%)
2019	26.12%
2020	1.53%
2021	31.22%
2022	(4.92%)
Prospectus #2 | Delaware Ivy Global Bond Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2013	1.66%
2014	(0.64%)
2015	(3.59%)
2016	8.16%
2017	4.80%
2018	(0.36%)
2019	7.65%
2020	7.98%
2021	(1.08%)
2022	(9.04%)
Prospectus #2 | Delaware Ivy High Income Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2013	10.20%
2014	1.46%
2015	(7.37%)
2016	16.73%
2017	7.99%
2018	(2.73%)
2019	11.24%
2020	5.32%
2021	6.77%
2022	(11.38%)
Prospectus #2 | Delaware Global Real Estate Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2014	15.12%
2015	(0.52%)
2016	1.56%
2017	8.32%
2018	(5.02%)
2019	19.84%
2020	(4.94%)
2021	26.72%
2022	(22.69%)
Prospectus #2 | Delaware Ivy Limited-Term Bond Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2013	(0.73%)
2014	0.85%
2015	0.45%
2016	2.01%
2017	1.71%
2018	0.71%
2019	4.10%
2020	3.79%
2021	(0.60%)
2022	(4.27%)
Prospectus #2 | Delaware Ivy Managed International Opportunities Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2013	15.76%
2014	(0.22%)
2015	(1.77%)
2016	0.94%
2017	24.43%
2018	(16.11%)
2019	20.70%
2020	14.49%
2021	8.46%
2022	(19.42%)
Prospectus #2 | Delaware Ivy Municipal Bond Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2013	(3.26%)
2014	7.64%
2015	2.57%
2016	0.28%
2017	3.42%
2018	0.95%
2019	5.07%
2020	3.91%
2021	1.40%
2022	(12.58%)
Prospectus #2 | Delaware Ivy Municipal High Income Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2013	(6.18%)
2014	13.51%
2015	4.19%
2016	0.71%
2017	4.22%
2018	1.66%
2019	5.74%
2020	4.09%
2021	5.10%
2022	(14.36%)
Prospectus #2 | Delaware Ivy Natural Resources Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2013	7.96%
2014	(13.32%)
2015	(22.42%)
2016	23.78%
2017	2.89%
2018	(23.79%)
2019	9.21%
2020	(12.38%)
2021	26.05%
2022	17.56%
Prospectus #2 | Delaware Ivy International Value Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2013	32.09%
2014	(6.69%)
2015	(11.55%)
2016	12.04%
2017	16.27%
2018	(16.21%)
2019	16.91%
2020	6.00%
2021	11.02%
2022	(18.19%)
Prospectus #2 | Delaware Ivy Core Bond Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2013	(0.94%)
2014	5.90%
2015	(0.31%)
2016	4.20%
2017	5.05%
2018	(0.84%)
2019	8.71%
2020	6.69%
2021	(0.35%)
2022	(13.25%)
Prospectus #2 | Delaware Real Estate Securities Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2013	0.74%
2014	29.71%
2015	4.47%
2016	4.09%
2017	5.27%
2018	(5.75%)
2019	24.30%
2020	(3.48%)
2021	43.62%
2022	(25.16%)